Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 25, 2025
Entity Registrant Name	dei_EntityRegistrantName	PRAXIS FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0000912900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 25, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 25, 2025
Prospectus Date	rr_ProspectusDate	Feb. 25, 2025
Praxis Impact Large Cap Value ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Praxis Impact Large Cap Value ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Praxis Impact Large Cap Value ETF seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. equity securities and seeks to provide investment results that correspond to the performance of the U.S. large cap value equities market, as measured by the CRSP US Large Cap Value Index[1], its performance benchmark index. Under normal circumstances, the Fund invests at least 80 percent of its net assets, plus borrowings for investment purposes, in securities of large cap value companies that are aligned with the Praxis Stewardship Investing core values. The Adviser does this by applying proprietary screens that reflect the Praxis Stewardship Investing core values. For purposes of the Fund’s 80 percent policy, large cap value companies are issuers included in the Fund’s benchmark index. The benchmark index represents the value companies in the CRSP US Large Cap Index. As of December 31, 2024, the market capitalization range of the benchmark index was $7.6 billion to $1.1 trillion. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index.

The Fund seeks to invest in companies aligned with the Praxis Stewardship Investing core values, as discussed below. In support of the Praxis’ Stewardship Investing philosophy, the Fund employs a range of impact strategies that hold in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. The Praxis Stewardship Investing core values are a set of guiding principles that inform the work of all Praxis impact-related efforts. Currently seven strategies, known collectively as ImpactX, are used in support of Praxis’ Stewardship Investing philosophy and to seek to achieve the objectives of the core values. For example, through application of the values and risk screens, the Fund seeks to invest in companies better aligned with the core values and to avoid companies that are not aligned with those values.

To select specific portfolio holdings, the Adviser uses optimization techniques, including sustainability factors, to select securities according to their contribution to the Fund’s overall objectives, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser uses optimization software to estimate the financial and market risk factors that characterize portfolio holdings and compares them to the risk factors that characterize its benchmark index, to seek to minimize the difference between the risk factors of the Fund’s portfolio holdings and the risk factors of its benchmark index, such that the portfolio exhibits a risk-return profile, subject to the screening and holdings limitations, similar to the index. The Fund does not seek to hold all the components of its benchmark index.

[1]	"CRSP US Large Cap Value Index" is a registered service mark of Center for Research in Security Prices, which does not sponsor and is in no way affiliated with the Fund.

Stewardship Investing Core Values

Through various impact strategies, the Fund seeks to support the following core values:

●     Respecting the dignity and value of all people

●     Building a world at peace and free from violence

●     Demonstrating a concern for justice in a global society

●     Exhibiting responsible management practices

●     Supporting and involving communities

●     Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 10.

The Fund may concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries if its benchmark index is concentrated. The degree to which components of the index represent certain industries may change over time. In addition, while the Fund expects typically to hold between 250 and 350 issuers, several large issuers may represent a significant portion of the Fund’s assets. The Fund is non-diversified under the Investment Company Act of 1940 and may invest a larger percentage of its assets in one or more issuers or in fewer issuers than a diversified mutual fund or ETF.

The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund had not yet commenced investment operations as of the date of the prospectus, there is no performance information quoted for the Fund. Once available, performance information for the Fund will be available online at www.praxisinvests.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.praxisinvests.com.
Praxis Impact Large Cap Value ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Praxis Impact Large Cap Value ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Praxis Impact Large Cap Value ETF | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk. The Fund is also subject to investment style risk, which is the chance that returns from large cap value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years. Value stocks are stocks of companies that appear to be undervalued in the marketplace.

Praxis Impact Large Cap Value ETF | Index Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Praxis Impact Large Cap Value ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Praxis Impact Large Cap Value ETF | Industry Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. In following its methodology, the underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Praxis Impact Large Cap Value ETF | Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Praxis Impact Large Cap Value ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Praxis Impact Large Cap Value ETF | Screening Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Screening Risk. Application of Stewardship Investing screens and sustainability data integration may contribute to tracking error.
Praxis Impact Large Cap Value ETF | Large Shareholder Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain large shareholders, including Authorized Participants and other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Praxis Impact Large Cap Value ETF | Praxis Impact Large Cap Value ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PRXV
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 116
Praxis Impact Large Cap Growth ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Praxis Impact Large Cap Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Praxis Impact Large Cap Growth ETF seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other exchange-traded funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. equity securities and seeks to provide investment results that correspond to the performance of the U.S. large cap growth equities market, as measured by the CRSP US Large Cap Growth Index[1], its performance benchmark index. Under normal circumstances, the Fund invests at least 80 percent its net assets, plus borrowings for investment purposes, in securities of large cap growth companies that are aligned with the Praxis Stewardship Investing core values. For purposes of the Fund’s 80 percent policy, large cap growth companies are issuers included in the Fund’s benchmark index. The benchmark index represents the growth companies in the CRSP US Large Cap Index. As of December 31, 2024, the market capitalization range of the benchmark index was $9.3 billion to $3.8 trillion. Typically, the Fund invests substantially more than 80 percent of the value of its assets in securities of issuers in its benchmark index.

In support of Praxis’ Stewardship Investing philosophy, the Fund employs a range of impact strategies that hold in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices. The Praxis Stewardship Investing core values are a set of guiding principles that inform the work of all Praxis impact-related efforts. Currently seven strategies, known collectively as ImpactX, are used in support of Praxis’ Stewardship Investing philosophy and to seek to achieve the objectives of the core values. For example, through application of the values and risk screens, the Fund seeks to invest in companies better aligned with the core values and avoid companies that are not aligned with those values.

To select specific portfolio holdings, the Adviser uses optimization techniques, including sustainability factors, to select securities according to their contribution to the Fund’s overall objectives, while seeking to replicate the characteristics of the index, including risk and return characteristics. The Adviser uses optimization software to estimate the financial and market risk factors that characterize portfolio holdings and compares them to the risk factors that characterize its benchmark index, to seek to minimize the difference between the risk factors of a Fund’s portfolio holdings and the risk factors of its benchmark index, such that the portfolio exhibits a risk-return profile, subject to the screening and holdings limitations, similar to the index. The Fund does not seek to hold all of the components of its benchmark index.

1	"CRSP US Large Cap Growth Index" is a registered service mark of Center for Research in Security Prices, which does not sponsor and is in no way affiliated with the Fund.

Stewardship Investing

Through various impact strategies, the Fund seeks to support the following core values:

●     Respecting the dignity and value of all people

●     Building a world at peace and free from violence

●     Demonstrating a concern for justice in a global society

●     Exhibiting responsible management practices

●     Supporting and involving communities

●     Practicing environmental stewardship

Additional information on Praxis’ Stewardship Investing philosophy, core values, screens and other ImpactX strategies can be found in the “Investment Objectives, Principal Investment Strategies and Related Risks” section beginning on page 10.

The Fund may concentrate its investments (i.e., more than 25% of its total assets) in a particular industry or group of industries if its benchmark index is concentrated. The degree to which components of the index represent certain industries may change over time. As of December 31, 2024, while the benchmark index was not concentrated in any industry or group of industries based on the classification system used by the Adviser, more than 25% of the index was represented by the Information Technology sector, which consists of three industry groups: Software Services, Technology Hardware and Equipment, and Semiconductors and Semiconductor Equipment. In addition, while the Fund expects typically to hold between 125 and 200 issuers, several large issuers may represent a significant portion of the Fund’s assets. The Fund is non-diversified under the Investment Company Act of 1940 and may invest a larger percentage of its assets in one or more issuers or in fewer issuers than a diversified mutual fund or ETF.

The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund had not yet commenced investment operations as of the date of the prospectus, there is no performance information quoted for the Fund. Once available, performance information for the Fund will be available online at www.praxisinvests.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.praxisinvests.com
Praxis Impact Large Cap Growth ETF | Market Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political, economic, regulatory, market or other conditions, as well as global events such as war or other conflict, natural or environmental disasters and infectious disease outbreaks. Events in the financial markets and in the broader economy may cause uncertainty and volatility and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings.

Praxis Impact Large Cap Growth ETF | Investment Style Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment Style Risk. The Fund is also subject to investment style risk, which is the chance that returns from large cap growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years. Growth stocks are stocks of companies that exhibit strong earnings growth.

Praxis Impact Large Cap Growth ETF | Index Investing Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Index Investing Risk. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, because the Fund uses optimization techniques to construct its portfolio and does not hold all securities in the index, it is subject to optimization risk, which is the risk that the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index components. This is also known as tracking error.

Praxis Impact Large Cap Growth ETF | Authorized Participant Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of intermediaries that act as authorized participants and none of these authorized participants is or will be obligated to engage in creation or redemption transactions. There can be no assurance that an active trading market for the Fund’s shares will develop or be maintained. To the extent that these intermediaries exit the business or are unable to or choose not to proceed with creation and/or redemption orders with respect to the Fund, such as during periods of market stress, and no other authorized participant creates or redeems, shares may trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

Praxis Impact Large Cap Growth ETF | Industry Concentration Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Concentration Risk. In following its methodology, the underlying index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries.

Praxis Impact Large Cap Growth ETF | Trading Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Trading Risk. The market prices of shares are expected to fluctuate, in some cases materially, in response to changes in the Fund’s NAV, the intra-day value of the Fund’s holdings, and supply and demand for shares. The Adviser cannot predict whether shares will trade above, below or at their NAV. Disruptions to creations and redemptions, the existence of significant market volatility or potential lack of an active trading market for the shares (including through a trading halt), as well as other factors, may result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the intraday value of the Fund’s holdings. You may pay significantly more or receive significantly less than NAV during periods when there is a significant premium or discount. Buying or selling shares in the secondary market may require paying brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost when seeking to buy or sell relatively small amounts of shares. In addition, the market price of shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the market makers or other participants that trade the particular security. The spread of the Fund’s shares varies over time based on the Fund’s trading volume and market liquidity and may increase if the Fund’s trading volume, the spread of the Fund’s underlying securities, or market liquidity decrease.

Praxis Impact Large Cap Growth ETF | New Fund Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. A new fund’s performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new funds may not attract sufficient assets to achieve investment and trading efficiencies.

Praxis Impact Large Cap Growth ETF | Screening Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Screening Risk. Application of Stewardship Investing screens and sustainability data integration may contribute to tracking error.
Praxis Impact Large Cap Growth ETF | Large Shareholder Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large Shareholder Risk. Certain large shareholders, including Authorized Participants and other funds advised by the Adviser, may from time to time own a substantial amount of the Fund’s shares. There is no requirement that these shareholders maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. In addition, transactions by large shareholders may account for a large percentage of the trading volume on the listing exchange and may, therefore, have a material upward or downward effect on the market price of the shares.

Praxis Impact Large Cap Growth ETF | Non-Diversification Risk
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Praxis Impact Large Cap Growth ETF | Praxis Impact Large Cap Growth ETF Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PRXG
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.36%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 37
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 116

[1]	Pursuant to the management agreement, which has a unitary fee, the Adviser is responsible for paying substantially all expenses of the Fund, except for the management fees and (i) the following Fund operating expenses (if any): interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payments under the Fund’s 12b-1 plan; and (ii) any non-operating expenses incurred by the Fund, including brokerage commissions and any fees and expenses associated with the Fund’s securities lending program.
[2]	Pursuant to the management agreement, which has a unitary fee, the Adviser is responsible for paying substantially all expenses of the Fund, except for the management fees and (i) the following Fund operating expenses (if any): interest expenses, dividend and interest expenses related to short sales, taxes, acquired fund fees and expenses, costs of holding shareholder meetings, litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and payments under the Fund’s 12b-1 plan; and (ii) any non-operating expenses incurred by the Fund, including brokerage commissions and any fees and expenses associated with the Fund’s securities lending program.